Corporate Information (Details)	3 Months Ended
Mar. 31, 2026
Corporate Information [Line Items]
Incorporation date	Dec. 09, 2022
Waterous Energy Fund [Member]
Corporate Information [Line Items]
Percentage of common shares owned	72.00%